Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - Ten percentage weakening in foreign currency vs us [member] $ in Millions	Dec. 31, 2017 USD ($)
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [Line Items]
Impact on earnings from financial assets and liabilities	$ 130
Impact on earnings from non-permanent intercompany loans	67
Total impact on earnings	197
British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [Line Items]
Impact on earnings from financial assets and liabilities	(2)
Impact on earnings from non-permanent intercompany loans	3
Total impact on earnings	1
Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [Line Items]
Impact on earnings from financial assets and liabilities	(18)
Impact on earnings from non-permanent intercompany loans	1
Total impact on earnings	(17)
United States of America, Dollars [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [Line Items]
Impact on earnings from financial assets and liabilities	151
Total impact on earnings	151
Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [Line Items]
Impact on earnings from financial assets and liabilities	(1)
Impact on earnings from non-permanent intercompany loans	63
Total impact on earnings	$ 62